Business Combinations - Schedule of Purchase Consideration, and the Tangible and Intangible Assets Acquired, and Liabilities Assumed (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Current assets
Cash and cash equivalents					$ 5,219
Accounts receivable					7
Prepaid expenses and other current assets					163
Total current assets					5,389
Property and equipment					67
Intangible assets					10,850
Goodwill	$ 33,159	$ 33,159	$ 33,159	$ 34,811	23,728
Other noncurrent assets					57
Total assets					40,091
Current liabilities
Accounts payable					28
Accrued expenses and other current liabilities					74
Deferred revenue					109
Pet parent deposits					681
Total current liabilities					892
Deferred tax liability					1,551
Total liabilities					2,443
Total consideration					$ 37,648